Deferred income tax assets and liabilities and income tax expense - Schedule of temporary difference unused tax losses and unused tax credits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss)	$ (312,982)	$ 132,011	$ 71,890
Other comprehensive income (loss)	(3,570)	2,298	(1,463)
Net deferred income tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(377,385)	(243,076)
Profit (loss)	312,982	(132,011)
Other comprehensive income (loss)	3,570	(2,298)
Ending balance	(60,833)	(377,385)	(243,076)
Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,484	15,817
Profit (loss)	23,355	3,270
Other comprehensive income (loss)	3,570	(2,298)
Ending balance	40,409	13,484	15,817
Assets for deferred income tax [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	16,789
Ending balance		16,789
Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(390,869)	(258,893)
Profit (loss)	289,627	(135,281)
Ending balance	(101,242)	(390,869)	(258,893)
Liabilities for deferred income tax [member] | Previously stated [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(394,174)
Ending balance		(394,174)
Short-term investments [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(164)	(1,210)
Profit (loss)	112	1,046
Ending balance	(52)	(164)	(1,210)
Trade and other receivables [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11,700)	(1,347)
Profit (loss)	918	(10,353)
Ending balance	(10,782)	(11,700)	(1,347)
Right-of-use assets, net [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,305	1,038
Profit (loss)		2,267
Ending balance		3,305	1,038
Right-of-use assets, net [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,305
Profit (loss)	(8,284)
Ending balance	(4,979)	3,305
Tax losses and other unused tax credits [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	7,932	4,717
Profit (loss)	(7,710)	3,215
Ending balance	222	7,932	4,717
Provisions [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,270	4,706
Profit (loss)	(1,608)	(436)
Ending balance	2,662	4,270	4,706
Property, plant and equipment [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(278,724)	(146,154)
Profit (loss)	232,175	(132,570)
Ending balance	(46,549)	(278,724)	(146,154)
Tax inflation adjustments [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(102,239)	(108,363)
Profit (loss)	66,575	6,124
Ending balance	(35,664)	(102,239)	(108,363)
Inventories [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(379)	(898)
Profit (loss)	213	519
Ending balance	(166)	(379)	(898)
Borrowings [member] | Liabilities for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(968)	(921)
Profit (loss)	(2,082)	(47)
Ending balance	(3,050)	(968)	(921)
Other [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	27	1,447
Profit (loss)	(27)	(1,420)
Ending balance	0	27	1,447
Employee benefit [member] | Assets for deferred income tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,255	3,909
Profit (loss)	32,700	(356)
Other comprehensive income (loss)	3,570	(2,298)
Ending balance	$ 37,525	$ 1,255	$ 3,909